Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Change Related to Cash Flow Hedges, USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Change Related to Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount expected to be reclassified into earnings	$ 1.8